Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions Abstract
Schedule of provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2020	99,549	1,030,915	392,432	1,522,896
Recognition (Reversal) of provision	9,581	1,799,280	659,806	2,468,667
Provisions used	(9)	(288,531)	(218,618)	(507,158)
Amendment of assumptions	(32,562)	-	-	(32,562)
Plan experience	(8,962)	-	-	(8,962)
Present value adjustment	7,842	57,976	-	65,818
Exchange rate variation	-	80,193	(1,570)	78,623
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322

On December 31, 2021
Current	-	477,324	-	477,324
Non-current	75,439	2,202,509	832,050	3,109,998
Total	75,439	2,679,833	832,050	3,587,322

On December 31, 2020
Current	-	169,381	-	169,381
Non-current	99,549	861,534	392,432	1,353,515
Total	99,549	1,030,915	392,432	1,522,896
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2021	2020
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	10.59%	7.88%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate p.a.	5.02%	3.00%
HCCTR - Nominal medical inflation rate p.a.	8.43%	6.35%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	7.88%	7.23%
Actual discount rate p.a.	5.30%	4.23%
Long-term estimated inflation rate	3.50%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.86%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

Schedule of provisions related to civil and labor suits

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2021	2020	2021	2020
Civil	188,500	100,806	55,193	64,181
Labor	475,191	269,297	102,216	238,702
Tax	168,360	22,329	701,556	574,356
Total	832,051	392,432	858,965	877,239